Revenue (Narrative) (Details) $ in Thousands, oz in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Aug. 05, 2017 oz	Dec. 31, 2016 USD ($) oz	Dec. 31, 2015 USD ($) oz
Statement [Line Items]
Revenue classified as discontinued operations | $	$ 65,828		$ 71,595	$ 78,112
Silver Purchase Agreement [Member]
Statement [Line Items]
Description of terms of sales agreement	The Silver Purchase Agreement provides that for the life of the mine, the first 6.0 million ounces of silver produced per annum by the San Dimas mine, plus 50% of the excess silver produced above this amount, must be sold to Wheaton Precious Metals International Ltd. (“WPMI”), formerly Silver Wheaton Caymans (“SWC”), at the lesser of $4.32 per ounce (adjusted by 1% per year) and market prices. All silver not sold to WPMI is available to be sold by the Company at market prices.
Ounces of silver delivered under agreement | oz		4.3
Ounces of silver sold at market prices | oz			0.2	0.8
Gold Purchase Agreement [Member]
Statement [Line Items]
Description of terms of sales agreement	Under the agreement, the Company was obligated to sell 8% of the gold production at the Black Fox Mine and 6.3% at the adjoining Pike River property (“Black Fox Extension”).
Revenue classified as discontinued operations | $	$ 2,500		$ 2,700	$ 3,000